SUPPLIERS	12 Months Ended
Dec. 31, 2019
SUPPLIERS
SUPPLIERS

NOTE 20 - SUPPLIERS

	12/31/2019	12/31/2018
Current
Goods, Materials and Services	2,355,091	2,523,449
Energy Purchased for Resale	728,643	835,607
CCEE - Short-term energy	11,735	1,494
	3,095,469	3,360,550

Non-current
Goods, Materials and Services	18,143	16,555
	3,113,612	3,377,105